Profit for the Year	12 Months Ended
Dec. 31, 2019
Profit for the Year [Abstract]
PROFIT FOR THE YEAR
16.	PROFIT FOR THE YEAR

Profit for the year has been arrived at after charging:

	Year ended December 31,
	2019	2018	2017
Cost of inventories recognized as expenses	10,583,791	20,398,829	35,094,050
Taxes and surcharges	130,728	112,108	180,302
	10,714,519	20,510,936	35,274,352

Depreciation of property, plant and equipment	671,262	1,172,809	1,137,831
Amortization of land use rights and trademarks	13,992	14,545	14,307
Amortization of subsidies prepaid to distributors		-	401,259
Amortization of prepayments and premiums under operating leases	96,743	104,206	105,340
Provision (Reversal) of inventory obsolescence	(145,747)	196,124	101,256
Provision of bad debt allowance	1,028,972	-	-
Provision of impairment loss in property		13,311,557	-
	1,665,222	14,799,241	1,759,993